Income Taxes Expense (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Taxes Expense
Effective tax rate (as a percent)	0.00%	0.00%
Unrecognized tax benefits	$ 0
Unrecognized tax benefits, interest and penalties	$ 0